j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.33

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304817744	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304909063	(redacted)	1154031	12/11/2025	Credit	AUS is invalid - conditions were not met	QMATR 0014	3	1	Closed	The borrower's income from both employers was entered into AUS as self employment income, but borrower owns less than (redacted) and is qualifying on wage income only. No tax returns in the file. AUS findings do not reflect the correct documentation requirements as a result of submitting income as self employment, no corrected AUS in the file.	12/16/2025	12/16/2025 Finding is cleared with the attached AUS resubmission, (redacted) submitted as wage earner (Refer to presentment (redacted), and attached email from the (redacted) confirming borrowers ownership percentage < (redacted), which is supported by the stakeholder ownership details previously provided. - 12/16/2025 Finding is cleared with the attached AUS resubmission, (redacted) submitted as wage earner (Refer to presentment 12/15), and attached email from the (redacted) confirming borrowers ownership percentage < (redacted), which is supported by the stakeholder ownership details previously provided.
															12/15/2025 Review is unable to confirm self-employment. Missing (redacted) (redacted) to verify Schedule E activity. (redacted) was not provided for (redacted), thus unable to confirm borrowers ownership. Per the (redacted) form borrower is the executive officer and director.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304909063	(redacted)	1154039	12/11/2025	Credit	Unacceptable Credit History	CRED 0009	2	1	Closed	The borrower has a past due balance of (redacted) on a (redacted) lease that was not paid off at or before closing.	12/15/2025			12/15/2025 Agree, AUS does not indicate that the collection account must be paid. Guidelines defer to agency. Investor overlay does not address collections. - 12/15/2025 Agree, AUS does not indicate that the collection account must be paid. Guidelines defer to agency. Investor overlay does not address collections.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304909063	(redacted)	1154045	12/11/2025	Credit	Fraud report alerts have not been addressed	FRAUD 0001	3	1	Closed	Missing final fraud tool with all items addressed. The most recent (redacted) report in the file reflects a score of (redacted), high level finding is unaddressed. Foreclosure activity was noted on the borrower's primary residence (redacted). The property is listed as owned free and clear, but the lender was unable to obtain a complete property history due to an issue with the original deed.	12/15/2025	12/15/2025 Review pulled county property tax bill which confirms no past due taxes. Borrower acquired the property free and clear as per the settlement statement in file, which is supported by no open mortgages reporting on the credit report. Evidence of insurance only reflects the condo association as additional insured. HOA statement does not reflect any late activity. Additionally, there are no public records reporting on the credit report. - 12/15/2025 Review pulled county property tax bill which confirms no past due taxes. Borrower acquired the property free and clear as per the settlement statement in file, which is supported by no open mortgages reporting on the credit report. Evidence of insurance only reflects the condo association as additional insured. HOA statement does not reflect any late activity. Additionally, there are no public records reporting on the credit report.
															12/12/2025 Possible foreclosure activity (redacted) associated with (redacted) was not addressed. Borrower acquired the property (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304909063	(redacted)	1154047	12/11/2025	Credit	Income Documentation is Insufficient	CRED 0082	3	1	Closed	Missing verification of the borrower's ownership percentage of (redacted). Per the (redacted) notes the ownership is (redacted) according to an (redacted) filing, the only (redacted) filing in the file for this company does not address ownership.	12/16/2025	12/16/2025 Finding is cleared with the attached email from the (redacted) confirming borrowers ownership percentage < (redacted), which is supported by the stakeholder ownership details previously provided (REFER QMATR 0014). - 12/16/2025 Finding is cleared with the attached email from the (redacted) confirming borrowers ownership percentage < (redacted), which is supported by the stakeholder ownership details previously provided (REFER QMATR 0014).
12/15/2025 Review is unable to confirm self-employment. Missing (redacted) (redacted) to verify Schedule E activity. (redacted) was not provided for (redacted), thus unable to confirm borrowers ownership. Per the (redacted) form borrower is the executive officer and director.
															12/12/2025 Attached documentation is for (redacted). Missing is verification of percentage of ownership for (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305136948	(redacted)	1190863	06/24/2026	Credit	Income Documentation is Insufficient	CRED 0082	3	1	Closed	Missing Articles of Organization and Corporate Resolution from the board to authorize the taking out of debt in the (redacted) name	06/29/2026	06/29/2026 Agree, Certificate of Filing provided in file (redacted). Sole member (redacted) would not require a corporate resolution. - 06/29/2026 Agree, Certificate of Filing provided in file (redacted). (redacted) would not require a corporate resolution.
															06/25/2026 Agree, (redacted) would not require a corporate resolution. Still missing the articles of organization.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305136948	(redacted)	1190890	06/24/2026	Credit	Missing Letter of Explanation	CRED 0104	3	1	Closed	Missing LOX to explain (redacted) mortgage lates reflected on (redacted) of CBR.	06/25/2026			06/25/2026 Mortgage statements in file confirm (redacted) on loan being refinanced. Credit report reflects (redacted) on primary with no other mortgages reporting. Guideline requirements met. - 06/25/2026 Mortgage statements in file confirm (redacted) on loan being refinanced. Credit report reflects (redacted) on primary with no other mortgages reporting. Guideline requirements met.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305143009	(redacted)	1191464	06/26/2026	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	The file does not include evidence of the borrowers primary residence. The final (redacted), reflects the borrower occupies (redacted) with no housing payment. The file did not include any documentation to support the borrower lives rent free. Per the guidelines, a payment history of (redacted) is required for all real estate owned.

07/14/2026	07/14/2026 Finding is cleared with the rent free letter previously provided. (redacted) search confirms (redacted) owns (redacted). - 07/17/2026 Finding is cleared with the rent free letter previously provided. County search confirms (redacted) owns (redacted).
07/13/2026 Finding is partially cleared with the attached rent free letter. Missing is a property report evidencing (redacted) is owned by (redacted).
															06/29/2026 Missing confirmation from the borrower that they are living rent free. The fraud report does not show ownership of the primary residence, however it is not known if the property is being leased or if they are living rent free with family member. If the borrower is obligated to pay then a VOR is required.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305175183	(redacted)	1192113	06/30/2026	Compliance	Missing Final HUD-1	HUD 0001	4	1	Closed		07/02/2026			07/02/2026 Finding is cleared with the attached final ALTA Settlement Statement.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305167451	(redacted)	1193960	07/09/2026	Credit	Missing Final 1003 Application	APP 0001	4	1	Closed	The file is missing the final executed (redacted).	07/13/2026			07/13/2026 Finding is cleared with the attached executed copy of the final (redacted). - 07/13/2026 Finding is cleared with the attached executed copy of the final (redacted).	Funded	D	A	D	A	D	A	D	A	D	A